Employee share schemes - Number and weighted fair value of share and ADS awards (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£) shares Options	Dec. 31, 2023 USD ($) shares Options	Dec. 31, 2022 GBP (£) shares Options	Dec. 31, 2022 USD ($) shares Options
Performance Share Plan | Ordinary share awards
Shares Number
Shares number, at beginning of period	9,479	9,479
Shares number, awards granted	9,785	9,785	9,479	9,479
Shares number, dividends reinvested	230	230
Shares number, awards cancelled	(453)	(453)
Shares number, at end of period	19,041	19,041	9,479	9,479
Weighted fair value
Weighted fair value, beginning of period | £	£ 2.74
Weighted fair value, end of period | £	£ 3.33		£ 2.74
Performance Share Plan | American Depositary Share awards
Shares Number
Shares number, at beginning of period	1,620	1,620
Shares number, awards granted	2,093	2,093	1,620	1,620
Shares number, dividends reinvested	44	44
Shares number, awards cancelled	(206)	(206)
Shares number, at end of period	3,551	3,551	1,620	1,620
Weighted fair value
Weighted fair value, beginning of period | $		$ 6.23
Weighted fair value, end of period | $		$ 8.37		$ 6.23
Share Value Plan | Ordinary share awards
Shares Number
Shares number, at beginning of period	23,664	23,664
Shares number, awards granted	18,881	18,881	23,664	23,664
Shares number, dividends reinvested	7	7
Shares number, awards released/exercised	(653)	(653)
Shares number, awards cancelled	(2,958)	(2,958)
Shares number, at end of period	38,941	38,941	23,664	23,664
Weighted fair value
Weighted fair value, beginning of period | £	£ 2.70
Weighted fair value, end of period | £	£ 3.21		£ 2.70
Share Value Plan | American Depositary Share awards
Shares Number
Shares number, at beginning of period	7,590	7,590
Shares number, awards granted	6,370	6,370	7,590	7,590
Shares number, awards released/exercised	(319)	(319)
Shares number, awards cancelled	(786)	(786)
Shares number, at end of period	12,855	12,855	7,590	7,590
Weighted fair value
Weighted fair value, beginning of period | $		$ 6.03
Weighted fair value, end of period | $		$ 8.00		$ 6.03
Share Save Plan
Share options Number
Share options number, beginning of period | Options	4,623,000	4,623,000
Share options number, awards granted | Options	1,163,000	1,163,000	4,623,000	4,623,000
Share options number, awards released/exercised | Options	(9,000)	(9,000)
Share options number, awards cancelled | Options	(287,000)	(287,000)
Share options number, end of period | Options	5,490,000	5,490,000	4,623,000	4,623,000
Weighted fair value
Number of share options exercisable in share-based payment arrangement | Options	168,350	168,350	0	0